Taxes - Reconciliation of statutory rate to the Company's effective tax rate (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statutory rate to the Company's effective tax rate
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	(14.20%)	(11.70%)	(18.10%)
Research and development ("R&D") tax credit	3.00%	1.30%	3.70%
Effect of non-taxable government subsidy income	(1.00%)	(0.60%)	(0.90%)
Non-PRC entities not subject to PRC tax	8.70%	2.20%	3.90%
Change in valuation allowance	0.90%	(6.20%)	(0.10%)
Prior year true-up	7.80%
Others	1.00%	(0.60%)
Effective tax rate	25.20%	6.80%	6.10%